Consolidated Statements of Financial Position (Details) - Schedule of group’s lease liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Group SLease Liabilities Abstract
As of January 1	€ 1,432,526	€ 559,041
Additions	281,429	1,225,110
Derecognition	(20,555)	(20,555)
Payments	(343,874)	(340,088)
Short-term liability for accrued interest expense	304	1,136
Foreign exchange difference	6,854	7,882
As of December 31	€ 1,356,684	€ 1,432,526